PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	September 30, 2025	September 30, 2024
Office furniture	$6,790	$6,888
Electronic equipment	27,012	27,404
Less: Accumulated depreciation	(31,284)	(30,344)
Total	$2,518	$3,948